SUBSEQUENT EVENTS (Details Narrative)				6 Months Ended		12 Months Ended
	Dec. 03, 2025 USD ($) shares	Jul. 23, 2025 USD ($)	Jul. 23, 2025 HKD ($) $ / shares shares	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2023 HKD ($)	May 20, 2026	Apr. 20, 2026 $ / shares shares	Dec. 31, 2025 shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Jul. 05, 2025 $ / shares shares	Apr. 02, 2025 HKD ($)	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Nov. 26, 2024 $ / shares	Jul. 05, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Shares issued			1,340,000													10	10
Shares price | $ / shares			$ 4.00
Proceeds shares		$ 5,400,000	$ 5,400,000	$ 4,379,764	$ 7,065,391	$ 9,177,530	$ 18,039,849	$ 793,266
Reverse stock split										1-for-5 reverse stock split
Par value | (per share)														$ 0.0001		$ 0.00001	$ 0.00001		$ 0.0001
Reverse stock split, terms									the Company filed an excerpt of the minutes of an extraordinary meeting of shareholders reflecting the relevant changes, with the Registry of Companies of the Cayman Islands on April 2, 2026 to reduce the authorized share capital of the Company from US$100,000 divided into 10,000,000,000 shares with a par value of US$0.00001 each, comprising (a) 9,500,000,000 Class A Ordinary Shares with a par value of US$0.00001 each with 1 vote per share and (b) 500,000,000 Class B Ordinary Shares with a par value of US$0.00001 each with 12 votes per share to US$100,000 divided into 2,000,000,000 shares with a par value of US$0.00005 each, comprising (a) 1,900,000,000 class A ordinary shares with a par value of US$0.00005 each with 1 vote per share and (b) 100,000,000 class B ordinary shares with a par value of US$0.00005 each with 12 votes per share, the reduction at the same ratio as its reduction in the issued and outstanding shares.
Number of shares authorised														1,000,000,000		10,000,000,000	10,000,000,000		1,000,000,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued			1,340,000				5,732,000					7,200,000	7,200,000			5,732,000	5,732,000
Ordinary shares, outstanding							5,732,000					7,200,000	7,200,000			5,732,000	5,732,000
Par value | $ / shares							$ 0.00005						$ 0.00005				$ 0.00005
Number of shares authorised							1,900,000,000					1,900,000,000	1,900,000,000			1,900,000,000	1,900,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued												200,000	200,000			200,000	200,000
Ordinary shares, outstanding												200,000	200,000			200,000	200,000
Par value | $ / shares							$ 0.00005										$ 0.00005
Number of shares authorised							100,000,000					100,000,000	100,000,000			100,000,000	100,000,000
Reverse Stock Split [Member]
IfrsStatementLineItems [Line Items]
Shares issued										7,400,000
Ordinary shares, outstanding										7,400,000
Reverse Stock Split [Member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued										7,200,000
Ordinary shares, outstanding										7,200,000
Par value | $ / shares										$ 0.00005
Vote per share										1 vote per share
Reverse Stock Split [Member] | Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued										200,000
Ordinary shares, outstanding										200,000
Par value | $ / shares										$ 0.00005
Vote per share										12 votes per share
Class A ordinary stock [member]
IfrsStatementLineItems [Line Items]
Shares issued																9,500,000,000	9,500,000,000
Ordinary shares, outstanding							5,732,000
Par value | (per share)												$ 0.00005				$ 0.00001	$ 0.00005
Number of shares authorised																9,500,000,000	9,500,000,000
Class A ordinary stock [member] | Reclassification [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, outstanding												7,200,000	7,200,000			5,732,000	5,732,000
Number of shares authorised												1,900,000,000	1,900,000,000			1,900,000,000	1,900,000,000
Class B ordinary stock [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, outstanding							200,000					200,000	200,000			200,000	200,000
Par value | (per share)												$ 0.00005				$ 0.00001	$ 0.00005
Number of shares authorised							100,000,000					100,000,000	100,000,000			500,000,000	500,000,000
Class B ordinary stock [member] | Reclassification [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, outstanding																200,000	200,000
Trendic international limited [member]
IfrsStatementLineItems [Line Items]
Shares issued												20,000	20,000			20,000	20,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Shares issued			1,340,000
Shares price | $ / shares			$ 4.00
Proceeds shares | $			$ 5,400,000
Par value | $ / shares																		$ 1.00
Nonadjusting event [member] | Equity Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Shares issued	736,018
Investor obligation to purchase | $	$ 18,000,000
Nonadjusting event [member] | Class B ordinary stock [member]
IfrsStatementLineItems [Line Items]
Shares issued											9,000,000
Exit HK Limited [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Related party transactions | $															$ 230,000
Exit HK Limited [member] | Nonadjusting event [member] | Trendic international limited [member]
IfrsStatementLineItems [Line Items]
Original investment funding | $															800,000
IP Authorized [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Related party transactions | $															$ 450,000